FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2015	Jan. 08, 2015	Sep. 02, 2014	Jun. 23, 2016	Dec. 31, 2015	May 30, 2014	Jan. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 29, 2015	May 27, 2015	Jun. 06, 2014
Fair Value Of Financial Instruments Textual [Abstract]
Share Price							$ 30.50								$ 15.60
Debt Instrument, Convertible, Conversion Price					$ 20.00		20.00					$ 20.00		$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 25.00
Warrant Issued		22,500
Debt Conversion, Converted Instrument, Amount							$ 9,000,000			$ 8,723,913	$ 0	$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued												342,323
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 8,400,000
Impairment of Oil and Gas Properties								$ 0	$ 504,897	$ 0	$ 5,966,909	$ 24,478,378	$ 0
Debt Instrument, Interest Rate, Effective Percentage					12.00%			12.00%		12.00%		12.00%				8.00%
Convertible Debentures [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price				$ 5.00				$ 5.00		$ 5.00
Debt Conversion, Converted Instrument, Amount					$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued				1,369,293
Debt Instrument, Interest Rate, Effective Percentage								8.00%		8.00%
SOS Warrant [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock										500,000
Share Price								$ 25.00		$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										150.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.60%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 164,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								25.00		$ 25.00
Warrants Issued To Related Parties										200,000
Convertible Debt [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share Price					$ 2.00							$ 2.00	$ 7.20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												100.00%	70.00%
Derivative, Gain (Loss) on Derivative, Net												$ 1,240,000
Debt Instrument, Convertible, Conversion Price					$ 20.00							$ 20.00	$ 20.00
Debt Instrument, Convertible, Beneficial Conversion Feature												$ 6,000	$ 1,250,000
Debt Instrument, Convertible, Terms of Conversion Feature												present value of conversion feature of $0.016 per convertible share	present value of conversion feature of $4.70 per convertible share.
Derivative, Underlying												convertible at any time at the holders’ option into shares of Common Stock at $2.00 per share, or 3,423,233 underlying conversion shares
Abraham Mirman [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Description													cash bonus payment to Mr. Mirman of up to 3.0 times his base salary.
Consultants [Member]													$ 40,000
Deferred Compensation Liability, Current					$ 104,000							$ 104,000
Other Deferred Compensation Arrangements, Liability, Current					87,000							87,000
Kevin Nanke [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Deferred Compensation Liability, Current					83,000							83,000
Other Deferred Compensation Arrangements, Liability, Current					69,000							69,000
Performance Fees	$ 100,000
Ariella Fuchs [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Deferred Compensation Liability, Current					80,000							80,000
Other Deferred Compensation Arrangements, Liability, Current					$ 67,000							$ 67,000
Consulting Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Option To Purchase Common stock			100,000
Warrant Issued To Purchased Common Stock			100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 20.00			20.00		$ 20.00		$ 20.00	$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										100,000		100,000	100,000
Share Price			$ 2.00		$ 2.00			$ 2.00		$ 2.00		$ 2.00	$ 7.20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 years 2 months 12 days		3 years 8 months 12 days	4 years 8 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										150.00%		100.00%	96.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.80%		1.50%	1.10%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 94,000		$ 44,000	$ 394,000
Derivative, Gain (Loss) on Derivative, Net								$ 36,000		$ 50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 20.00
Warrants To Purchas Common Stock			100,000
Options To Purchase Common Stock			100,000
Derivative Assets (Liabilities), at Fair Value, Net					$ 350,000							$ 350,000	$ 571,000
Heartland Credit Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 4.26						$ 4.26		$ 4.26
Share Price								$ 2.00		$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										150.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.80%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 22,000
Derivative, Gain (Loss) on Derivative, Net								$ 6,000		$ 13,000
Debt Instrument, Convertible, Conversion Price								$ 5.00		$ 5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 25.00						$ 0.10		$ 0.10
Warrant Issued		22,500								22,500
Credit Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 25.00			$ 25.00							$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		22,500										22,500
Share Price					$ 2.00							$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value												$ 12,000